Note 20 - Provisions	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of provisions [text block]
20	Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and projects and represent the site and environmental restoration costs, estimated to be paid as a result of mining activities or previous mining activities. For the Blanket Mine site restoration costs are capitalised in property, plant and equipment with an increase in the provision at the net present value of the estimated future and inflated cost of site rehabilitation. Subsequently the capitalised cost is amortised over the life of the mine and the provision is unwound over the period to estimated restoration. For properties in the exploration and evaluation phase, such as the Bilboes, Maligreen and Motapa projects, site restoration costs are capitalised in exploration and evaluation assets with an increase in the provision at the undiscounted value of the estimated cost of site rehabilitation.  Subsequently the costs capitalised are not amortised and the provision is not unwound.

Reconciliation of site restoration provision	June 30, 2024	December 31, 2023

Blanket Mine
Balance January 1	4,766	2,823
Unwinding of discount (note 11)	198	109
Change in estimate (Blanket) (note 13)*	(868)	1,834
Balance	4,096	4,766

Motapa, Maligreen and Bilboes
Balance January 1	6,219	135
Change in estimate (Motapa) (note 12)@	(899)	1,466
Change in estimate (Maligreen) (note 12)	–	152
Acquisition - Bilboes	–	4,466
Balance	5,320	6,219

Total balance	9,416	10,985

Current	–	–
Non-current	9,416	10,985
	9,416	10,985

*

The change in estimate is due to the Blanket Mine’s LoM that was extended to 2041 (that is inclusive of inferred resources and it is based on an internal estimate representing management’s best estimate of the LoM inclusive of the latest drilling results).

@

After further review of the Motapa claims the old tailings storage facility, previously included in the rehabilitation liability, is not within the Caledonia claims area. The Tailing storage facility was subsequently excluded from the rehabilitation liability footprint.

The discount rate in calculating the present value of the Blanket Mine provision is 4.61% (2023: 4.14%) and is based on a risk-free rate and cash flows are estimated at an average 2.37% inflation (2023: 2.40%). The gross rehabilitation costs, before discounting, amounted to $5,950 (2023: $5,629) for Blanket Mine as at June 30, 2024.

The undiscounted gross rehabilitation costs for exploration and evaluation assets as at June 30, 2024, amounted to $4,466 (2023: $4,466) for Bilboes Holdings, $567 (2023: $1,466) for Motapa and $287 (2023: $287) for Maligreen.